Business Combinations, Gain on bargain purchase (Details) - USD ($) $ in Thousands				12 Months Ended
	Aug. 30, 2025		Aug. 29, 2025	Jun. 30, 2026		Jun. 30, 2025		Jun. 30, 2024
Gain on bargain purchase [Abstract]
Total consideration transferred	$ 201,791
Settlement of pre-existing contractual arrangement	(137,000)
Fair value of identifiable net assets	(29,937)
Gain on bargain purchase	(33,109)			$ (33,109)	[1]	$ 0	[1],[2]	$ 0	[1],[2]
Sayona Quebec Inc [Member]
Gain on bargain purchase [Abstract]
Buy-out of non-controlling interest in Sayona Quebec	$ (67,963)	[3]				$ (37,800)
Purchase price allocation [Abstract]
Ownership interest			75.00%	100.00%	[4]	75.00%	[4]	75.00%	[4]
Percentage of non-controlling interest			25.00%

[1]	Adjustment to profit/(loss) which is reported as part of ‘Group / unallocated items and eliminations’. Refer to Note 30 (d) for further details.
[2]	Refer to Note 2 (a) for details on translation of prior period comparatives to United States dollars to conform with changes in presentation currency.
[3]	As at 30 June 2025, the Group recognised Piedmont’s non-controlling interest in Sayona Québec of $37.8 million.
[4]	Non-controlling ownership interest of 25 per cent is held by Piedmont Lithium Québec Holdings Inc.